PACIFIC SELECT ESTATE PRESERVER V

Last Survivor Flexible Premium Variable Universal Life Insurance Policy
Issued by Pacific Life Insurance Company

Supplement dated September 9, 2002 to
Prospectus dated May 1, 2002

Effective immediately, owners of policies issued on or after September 9, 2002 may choose the cash value accumulation test as described in the section entitled THE DEATH BENEFIT: Choosing a death benefit qualification test as the death benefit qualification test for their policy.

Form No. 15-24446-00